BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 58.5%
COMMUNICATION SERVICES - 9.1%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	5.000%	6/15/21	665,000	$667,494	(a)
CommScope Inc., Senior Notes	8.250%	3/1/27	1,350,000	1,334,812	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	640,000	650,208	(a)

Total Communications Equipment				2,652,514

Diversified Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000	216,192	(b)

Media - 5.0%
CCO Holdings LLC/CCO Holdings Capital
Corp., Senior Notes	5.125%	5/1/27	1,370,000	1,416,238	(a)
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	2,640,000	2,762,100
DISH DBS Corp., Senior Notes	5.000%	3/15/23	915,000	886,406
Gray Television Inc., Senior Notes	5.125%	10/15/24	2,315,000	2,381,556	(a)(b)
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	2,000,000	2,061,900	(a)(b)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	275,000	286,770	(a)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	2,000,000	2,097,500	(a)(b)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	2,730,000	2,723,994	(a)(b)

Total Media				14,616,464

Wireless Telecommunication Services - 3.1%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	3,690,000	4,068,225	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	4,800,000	5,166,000	(b)

Total Wireless Telecommunication Services				9,234,225

TOTAL COMMUNICATION SERVICES				26,719,395

CONSUMER DISCRETIONARY - 4.1%
Automobiles - 1.1%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	2,950,000	3,104,875	(b)

Diversified Consumer Services - 0.1%
Service Corp. International, Senior Notes	5.125%	6/1/29	340,000	360,081

Entertainment - 0.5%
Scientific Games International Inc., Senior Notes	6.625%	5/15/21	1,374,000	1,398,045

Hotels, Restaurants & Leisure - 0.7%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	6.125%	8/15/21	2,105,000	2,141,838	(a)(b)

Specialty Retail - 0.9%
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	2,750,000	2,732,400	(a)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.8%
NIKE Inc., Senior Notes	3.625%	5/1/43	2,237,000	$2,335,278	(b)

TOTAL CONSUMER DISCRETIONARY				12,072,517

CONSUMER STAPLES - 0.2%
Health Care Providers & Services - 0.2%
Edgewell Personal Care Co., Senior Notes	4.700%	5/19/21	655,000	667,412

ENERGY - 4.8%
Energy Equipment & Services - 0.4%
Transocean Inc., Senior Notes	9.000%	7/15/23	1,200,000	1,267,152	(a)

Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	1,640,000	1,621,025
California Resources Corp., Secured Notes	8.000%	12/15/22	1,625,000	1,145,625	(a)
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	1,500,000	1,507,500
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	315,000	316,575
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	691,000	687,545
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	1,500,000	1,462,500
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Senior Notes	4.150%	8/15/26	2,000,000	2,075,104	(a)(b)
Energy Transfer Operating LP, Senior Notes	5.500%	6/1/27	1,105,000	1,239,991
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	1,390,000	1,302,430
Tullow Oil PLC, Senior Notes	6.250%	4/15/22	1,380,000	1,393,027	(a)

Total Oil, Gas & Consumable Fuels				12,751,322

TOTAL ENERGY				14,018,474

FINANCIALS - 17.3%
Banks - 8.9%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	10,345,000	15,544,958	(b)
CIT Group Inc., Senior Notes	5.000%	8/15/22	170,000	180,625
CIT Group Inc., Senior Notes	5.000%	8/1/23	615,000	661,125
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	9,000,000	9,716,905	(b)

Total Banks				26,103,613

Capital Markets - 7.2%
Goldman Sachs Group Inc., Senior Notes	3.625%	1/22/23	5,000,000	5,177,583	(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	12,000,000	15,931,245	(b)

Total Capital Markets				21,108,828

Consumer Finance - 0.7%
Ally Financial Inc., Senior Notes	4.250%	4/15/21	1,870,000	1,906,502

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Investment Companies - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	1,340,000	$1,386,900	(a)

TOTAL FINANCIALS				50,505,843

HEALTH CARE - 5.5%
Health Care Providers & Services - 3.6%
DaVita Inc., Senior Notes	5.750%	8/15/22	1,500,000	1,519,500	(b)
DaVita Inc., Senior Notes	5.000%	5/1/25	3,760,000	3,698,975	(b)
Encompass Health Corp., Senior Notes	5.750%	11/1/24	1,980,000	2,009,740	(b)
Select Medical Corp., Senior Notes	6.250%	8/15/26	345,000	351,037	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.500%	4/1/21	1,410,000	1,445,250	(b)
Tenet Healthcare Corp., Senior Secured Notes	4.375%	10/1/21	1,545,000	1,581,694	(b)

Total Health Care Providers & Services				10,606,196

Pharmaceuticals - 1.9%
Bausch Health Cos. Inc., Senior Secured Notes	6.500%	3/15/22	1,100,000	1,141,800	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	3,000,000	3,172,500	(a)
Teva Pharmaceutical Finance IV LLC, Senior Notes	2.250%	3/18/20	1,325,000	1,315,063

Total Pharmaceuticals				5,629,363

TOTAL HEALTH CARE				16,235,559

INDUSTRIALS - 1.2%
Airlines - 0.6%
Air Canada, Senior Notes	7.750%	4/15/21	1,735,000	1,868,803	(a)

Commercial Services & Supplies - 0.2%
LSC Communications Inc., Senior Secured Notes	8.750%	10/15/23	750,000	575,625	(a)

Road & Rail - 0.4%
CSX Corp., Senior Notes	3.800%	11/1/46	1,000,000	1,017,192

TOTAL INDUSTRIALS				3,461,620

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
ViaSat Inc., Senior Secured Notes	5.625%	4/15/27	375,000	394,102	(a)

IT Services - 0.4%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,035,000	1,060,360	(a)

Semiconductors & Semiconductor Equipment - 0.5%
Qorvo Inc., Senior Notes	5.500%	7/15/26	1,220,000	1,288,076

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.4%
Symantec Corp., Senior Notes	5.000%	4/15/25	1,247,000	$1,272,859	(a)(b)

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,250,000	1,321,887	(a)
Dell International LLC/EMC Corp., Senior
Secured Notes	6.020%	6/15/26	1,020,000	1,128,625	(a)

Total Technology Hardware, Storage & Peripherals				2,450,512

TOTAL INFORMATION TECHNOLOGY				6,465,909

MATERIALS - 9.7%
Chemicals - 2.1%
CF Industries Inc., Senior Notes	4.950%	6/1/43	4,000,000	3,670,000	(b)
Methanex Corp., Senior Notes	3.250%	12/15/19	1,805,000	1,806,682	(b)
Venator Finance Sarl /Venator Materials LLC, Senior Notes	5.750%	7/15/25	730,000	647,875	(a)

Total Chemicals				6,124,557

Containers & Packaging - 2.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,340,000	1,386,900	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,505,000	1,535,100	(a)(b)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes (3 mo. USD LIBOR + 3.500%)	5.803%	7/15/21	1,250,000	1,257,813	(a)(c)
Sealed Air Corp., Senior Notes	4.875%	12/1/22	1,200,000	1,271,712	(a)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	1,150,000	1,230,500	(a)(b)

Total Containers & Packaging				6,682,025

Diversified Consumer Services - 0.7%
Koppers Inc., Senior Notes	6.000%	2/15/25	2,130,000	2,023,500	(a)

Metals & Mining - 4.2%
AK Steel Corp., Senior Secured Notes	7.500%	7/15/23	1,735,000	1,781,628
Allegheny Technologies Inc., Senior Notes	5.950%	1/15/21	2,315,000	2,381,556
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	1,880,000	1,894,100	(a)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	536,000	542,365	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	1,300,000	1,313,390	(a)
Steel Dynamics Inc., Senior Notes	5.125%	10/1/21	2,150,000	2,158,063	(b)
Vale Overseas Ltd., Senior Notes	5.875%	6/10/21	2,000,000	2,105,020	(b)

Total Metals & Mining				12,176,122

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products - 0.4%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	1,250,000		$1,287,500	(a)

TOTAL MATERIALS					28,293,704

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
CyrusOne LP/CyrusOne Finance Corp., Senior Notes	5.000%	3/15/24	1,850,000		1,906,517
Equinix Inc., Senior Notes	5.375%	4/1/23	1,265,000		1,295,044	(b)
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	900,000		919,701
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	1,135,000		1,149,188	(a)(b)
Iron Mountain US Holdings Inc., Senior Notes	5.375%	6/1/26	870,000		883,050	(a)
Realogy Group LLC / Realogy Co-Issuer Corp., Senior Notes	5.250%	12/1/21	680,000		657,900	(a)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	2,810,000		2,845,181	(b)

TOTAL REAL ESTATE					9,656,581

UTILITIES - 1.1%
Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000		665,625

Independent Power and Renewable Electricity Producers - 0.9%
Clearway Energy Operating LLC, Senior Notes	5.000%	9/15/26	1,480,000		1,487,400
NRG Energy Inc., Senior Notes	6.625%	1/15/27	925,000		989,695

Total Independent Power and Renewable Electricity Producers					2,477,095

TOTAL UTILITIES					3,142,720

TOTAL CORPORATE BONDS & NOTES (Cost - $159,764,902)					171,239,734

SOVEREIGN BONDS - 48.1%
Brazil - 16.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	38,785,000	BRL	11,245,926
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	122,900,000	BRL	37,380,106

Total Brazil					48,626,032

India - 7.6%
India Government Bond, Senior Notes	8.170%	12/1/44	1,300,000,000	INR	22,050,711

Indonesia - 10.6%
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/24	65,100,000,000	IDR	4,950,703
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	50,000,000,000	IDR	3,815,367
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	120,400,000,000	IDR	9,507,709

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	69,800,000,000	IDR	$5,302,499
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	96,900,000,000	IDR	7,539,770

Total Indonesia					31,116,048

Italy - 2.5%
Italy Buoni Poliennali Del Tesoro, Senior Notes	3.450%	3/1/48	5,570,000	EUR	7,310,028	(d)

Mexico - 10.8%
Mexican Bonos, Bonds	10.000%	11/20/36	72,700,000	MXN	4,583,225	(b)
Mexican Bonos, Senior Notes	8.500%	11/18/38	96,600,000	MXN	5,363,275	(b)
Mexican Bonos, Senior Notes	7.750%	11/13/42	421,500,000	MXN	21,651,095	(b)

Total Mexico					31,597,595

TOTAL SOVEREIGN BONDS (Cost - $150,057,204)					140,700,414

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 19.0%
Alba PLC, 2007-1 C (3 mo. GBP LIBOR + 0.290%)	1.076%	3/17/39	892,200	GBP	983,887	(c)(d)
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.127%	2/15/50	44,277,669		2,838,433	(c)
Bancaja FTA, 7 C (3 mo. EURIBOR + 0.780%)	0.470%	11/25/36	2,195,214	EUR	2,397,869	(c)(d)
Bancaja FTA, 7 D (3 mo. EURIBOR + 2.500%)	2.190%	11/25/36	919,166	EUR	1,023,658	(c)(d)
Bancaja FTA, 9 D (3 mo. EURIBOR + 2.500%)	2.156%	9/25/43	800,000	EUR	824,774	(c)(d)
Bancaja FTA, 10 C (3 mo. EURIBOR + 0.500%)	0.186%	5/22/50	500,000	EUR	457,909	(c)(d)
BANK, 2017-BNK4 XA, IO	1.433%	5/15/50	4,723,712		374,654	(c)
Commercial Mortgage Trust, 2012-CR5 D	4.317%	12/10/45	700,000		706,427	(a)(c)
Core Industrial Trust, 2015-CALW A	3.040%	2/10/34	697,273		709,566	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DN1 M3 (1 mo. USD LIBOR + 4.150%)	6.416%	1/25/25	719,087		752,129	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M3 (1 mo. USD LIBOR + 3.900%)	6.166%	12/25/27	800,000		840,380	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQA1 M3 (1 mo. USD LIBOR + 4.700%)	6.966%	3/25/28	1,210,000		1,307,307	(c)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B1 (1 mo. USD LIBOR + 3.900%)	6.166%	9/25/48	1,500,000		$1,570,717	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 B2 (1 mo. USD LIBOR + 11.000%)	13.266%	10/25/48	3,600,000		4,223,079	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA3 B2 (1 mo. USD LIBOR + 8.150%)	10.450%	7/25/49	525,000		558,964	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C02 2M2 (1 mo. USD LIBOR + 4.000%)	6.266%	5/25/25	750,268		782,475	(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 2B1 (1 mo. USD LIBOR + 4.100%)	6.366%	3/25/31	2,000,000		2,115,882	(c)
Fondo de Titulizacion de Activos Santander Hipotecario, 2 E (3 mo. EURIBOR + 2.100%)	1.733%	1/18/49	1,600,000	EUR	1,410,605	(c)(d)
FREMF Mortgage Trust, 2014-K715 C	4.118%	2/25/46	3,100,000		3,145,956	(a)(c)
FREMF Mortgage Trust, 2014-K717 B	3.629%	11/25/47	650,000		664,298	(a)(c)
FREMF Mortgage Trust, 2015-K720 C	3.388%	7/25/22	1,760,000		1,764,218	(a)(c)
FREMF Mortgage Trust, 2015-K721 C	3.565%	11/25/47	2,330,000		2,361,931	(a)(c)
GS Mortgage Securities Trust, 2013-GC10 XA, IO	1.509%	2/10/46	15,544,047		691,043	(c)
Hipocat 9 FTA, HIPO-9 C (3 mo. EURIBOR + 0.290%, 0.000% Floor)	0.000%	7/15/38	2,200,000	EUR	2,117,558	(c)(d)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%, 0.000% Floor)	0.000%	3/22/43	3,000,000	EUR	1,514,788	(c)(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.198%	11/15/45	400,000		432,765	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C9 D	4.124%	5/15/46	700,000		705,210	(a)(c)
Newgate Funding PLC, 2006-3X CB (3 mo. EURIBOR + 0.450%)	0.076%	12/1/50	662,299	EUR	664,274	(c)(d)
Paragon Mortgages PLC, 11X CB (3 mo. EURIBOR + 0.900%)	0.536%	10/15/41	2,988,205	EUR	3,150,815	(c)(d)
Paragon Mortgages PLC, 13X C1B (3 mo. EURIBOR + 0.780%)	0.416%	1/15/39	5,702,738	EUR	5,848,173	(c)(d)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
RMAC Securities No 1 PLC, 2006-NS1X B1C (3 mo. EURIBOR + 0.880%)	0.562%	6/12/44	1,278,083	EUR	$1,326,317	(c)(d)
RMAC Securities No 1 PLC, 2006-NS4X M1A (3 mo. GBP LIBOR + 0.270%)	1.063%	6/12/44	750,678	GBP	846,280	(c)(d)
Rural Hipotecario IX FTA, 9 B (3 mo. EURIBOR + 0.320%, 0.000% Floor)	0.009%	2/17/50	2,122,346	EUR	2,199,090	(c)(d)
TDA CAM FTA, 9 B (3 mo. EURIBOR + 0.400%)	0.022%	4/28/50	1,300,000	EUR	1,184,474	(c)(d)
TDA FTA, 24 A1 (3 mo. EURIBOR + 0.130%, 0.000% Floor)	0.000%	6/22/40	214,223	EUR	235,997	(c)(d)
TDA Ibercaja 2 Fondo de Titulizacion de Activos, 2 D (3 mo. EURIBOR + 1.500%)	1.124%	10/26/42	398,651	EUR	424,344	(c)(d)
WF-RBS Commercial Mortgage Trust, 2012-C6 XA, IO	2.070%	4/15/45	29,958,095		1,167,269	(a)(c)
WF-RBS Commercial Mortgage Trust, 2013-C15 XA, IO	0.442%	8/15/46	76,391,306		1,124,251	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $56,885,736)					55,447,766

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.3%
U.S. Government Obligations - 9.3%
U.S. Treasury Bonds	3.000%	2/15/48	13,900,000		15,226,473	(b)
U.S. Treasury Bonds	3.375%	11/15/48	10,300,000		12,120,002	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $24,280,370)					27,346,475

SENIOR LOANS - 1.8%
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.484%	2/22/24	3,355,000		3,361,814	(c)(f)(g)

CONSUMER DISCRETIONARY - 0.6%
Specialty Retail - 0.6%
PetSmart Inc., Term Loan B2	—	3/11/22	1,835,000		1,805,468	(h)

TOTAL SENIOR LOANS (Cost - $5,001,835)					5,167,282

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 1.4%
iShares MSCI Emerging Markets ETF (Cost - $4,317,500)			100,000		4,177,000

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 0.4%
Park Place Securities Inc. Pass-Through Certificates, 2005-WHQ2 M2 (1 mo. USD LIBOR + 0.690%) (Cost - $1,302,729)	2.956%	5/25/35	1,300,183	$1,306,914 (c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $401,610,276)				405,385,585

			SHARES
SHORT-TERM INVESTMENTS - 10.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $30,701,123)	2.235%		30,701,123	30,701,123

TOTAL INVESTMENTS - 149.0% (Cost - $432,311,399)				436,086,708
Mandatory Redeemable Preferred Stock, at Liquidation Value - (17.1)%				(50,000,000)
Liabilities in Excess of Other Assets - (31.9)%				(93,495,251)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$292,591,457

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	All or a portion of this loan is unfunded as of July 31, 2019. The interest rate for fully unfunded term loans is to be determined.

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

Abbreviations used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
ETF	— Exchange-Traded Fund
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
USD	— Unified School District

At July 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	87	9/19	$11,157,935	$11,085,704	$(72,231)
U.S. Treasury Ultra Long- Term Bonds	148	9/19	25,396,203	26,279,250	883,047

					810,816

Contracts to Sell:
S&P 500 E-mini	30	9/19	4,437,298	4,473,450	(36,152)

Net unrealized appreciation on open futures contracts					$774,664

At July 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,909,987	JPY	1,512,000,000	Citibank N.A.	8/21/19	$(9,982)
USD	21,375,049	JPY	2,333,000,000	Citibank N.A.	8/21/19	(103,316)
JPY	3,845,000,000	USD	35,275,553	JPMorgan Chase & Co.	8/21/19	122,780
AUD	25,530,000	USD	17,736,304	Goldman Sachs Group Inc.	8/26/19	(260,234)
AUD	17,550,000	USD	12,112,220	Morgan Stanley & Co. Inc.	8/26/19	(98,706)
USD	7,544,959	EUR	6,650,000	Barclays Bank PLC	9/12/19	157,564
EUR	8,010,000	USD	9,112,879	Citibank N.A.	9/12/19	(214,679)
EUR	6,230,000	USD	7,117,650	JPMorgan Chase & Co.	9/12/19	(196,828)
USD	7,163,529	EUR	6,360,000	JPMorgan Chase & Co.	9/12/19	98,291
USD	25,286,355	EUR	22,450,000	JPMorgan Chase & Co.	9/12/19	346,955
USD	19,592,767	INR	1,376,000,000	Barclays Bank PLC	9/17/19	(311,857)
USD	1,974,793	GBP	1,550,000	Citibank N.A.	9/20/19	85,065
USD	2,229,605	GBP	1,750,000	Citibank N.A.	9/20/19	96,041

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	59,700,000,000	USD	18,596,683	JPMorgan Chase & Co.	9/30/19	$(470,510)
USD	30,208,167	MXN	586,700,000	HSBC Securities Inc.	10/9/19	(53,687)
USD	29,072,649	BRL	111,450,000	HSBC Securities Inc.	10/10/19	32,953
USD	20,846,906	IDR	294,400,000,000	JPMorgan Chase & Co.	10/25/19	43,362

Total						$(736,788)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

At July 31, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, due 1/15/24)	$1,250,000	6/20/21	0.319%	5.000% quarterly	$109,287	$109,488	$(201)
Barclays Bank PLC (Sprint Communications Inc., 7.000%, due 8/15/20)	2,550,000	6/20/21	0.595%	5.000% quarterly	209,043	173,990	35,053
Barclays Bank PLC (T-Mobile USA Inc., 4.000% due 4/15/22)	2,390,000	6/20/22	0.617%	5.000% quarterly	294,591	290,562	4,029

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (Transocean Inc., 3.800%, due 10/15/22)	$1,370,000	6/20/21	2.365%	1.000% quarterly	$(34,078)	$(12,180)	$(21,898)
Citibank N.A. (Rite Aid Corp., 7.700%, due 2/15/27)	1,320,000	6/20/20	6.409%	5.000% quarterly	(15,875)	(2,620)	(13,255)
Goldman Sachs Group Inc. (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	2,390,000	6/20/22	1.362%	5.000% quarterly	242,015	272,974	(30,959)
JPMorgan Chase & Co. (AK Steel Corp., 7.000%, due 3/15/27)	1,280,000	6/20/20	1.743%	5.000% quarterly	36,730	44,359	(7,629)
JPMorgan Chase &Co. (United States Steel Corp., 6.650%, due 6/1/37)	1,245,000	6/20/21	1.194%	5.000% quarterly	87,648	93,453	(5,805)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	815,000	6/20/22	0.914%	1.000% quarterly	1,961	(36,693)	38,654
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	1,210,000	6/20/22	0.914%	1.000% quarterly	2,911	(54,512)	57,423
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	950,000	12/20/22	1.215%	1.000% quarterly	(6,571)	(27,773)	21,202

Total	$16,770,000				$927,662	$851,048	$76,614

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT2*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.32 Index	$12,503,700		6/20/24	5.000% quarterly	$925,161	$785,888	$139,273
Markit iTraxx Crossover Index	10,985,000	EUR	6/20/24	5.000% quarterly	1,361,855	1,434,210	(72,355)

Total					$2,287,016	$2,220,098	$66,918

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

Notes to Schedule of Investments (unaudited) (continued)

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$171,239,734	—	$171,239,734
Sovereign Bonds	—	140,700,414	—	140,700,414
Collateralized Mortgage Obligations	—	55,447,766	—	55,447,766
U.S. Government & Agency Obligations	—	27,346,475	—	27,346,475
Senior Loans	—	5,167,282	—	5,167,282
Investments in Underlying Funds	$4,177,000	—	—	4,177,000
Asset-Backed Securities	—	1,306,914	—	1,306,914

Total Long-Term Investments	4,177,000	401,208,585	—	405,385,585

Short-Term Investments†	30,701,123	—	—	30,701,123

Total Investments	$34,878,123	$401,208,585	—	$436,086,708

Other Financial Instruments:
Futures Contracts	$883,047	—	—	$883,047
Forward Foreign Currency Contracts	—	$983,011	—	983,011
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	984,186	—	984,186
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	139,273	—	139,273

Total Other Financial Instruments	$883,047	$2,106,470	—	$2,989,517

Total	$35,761,170	$403,315,055	—	$439,076,225

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$108,383	—	—	$108,383
Forward Foreign Currency Contracts	—	$1,719,799	—	1,719,799
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	56,524	—	56,524
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	72,355	—	72,355

Total	$108,383	$1,848,678	—	$1,957,061

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.